Other reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Summary of Other Reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve £m	Translation reserve £m	Total other reserves £m
Balance at 1 January 2022	14	(577)	—	227	(336)
Foreign exchange differences on translation of foreign operations	—	—	—	408	408
Loss on net investment hedges	—	—	—	(141)	(141)
Cash flow hedges:
Fair value gain arising on hedging instruments	—	—	38	—	38
Amounts reclassified to profit or loss	—	—	(38)	—	(38)
Share of other comprehensive income of associate undertakings	—	—	—	32	32
Share cancellations	8	—	—	—	8
Recognition and remeasurement of financial instruments	—	102	—	—	102
Share purchases – close period commitments	—	212	—	—	212
Balance at 31 December 2022	22	(263)	—	526	285
Foreign exchange differences on translation of foreign operations	—	—	—	(404)	(404)
Gain on net investment hedges	—	—	—	108	108
Cash flow hedges:
Fair value loss arising on hedging instruments	—	—	(43)	—	(43)
Amounts reclassified to profit or loss	—	—	44	—	44
Share of other comprehensive income of associate undertakings	—	—	—	(1)	(1)
Recognition/derecognition of liabilities in respect of put options	—	198	—	—	198
Balance at 31 December 2023	22	(65)	1	229	187
Foreign exchange differences on translation of foreign operations	—	—	—	(70)	(70)
Loss on net investment hedges	—	—	—	(3)	(3)
Cash flow hedges:
Fair value loss arising on hedging instruments	—	—	(35)	—	(35)
Amounts reclassified to profit or loss	—	—	58	—	58
Cost of hedging	—	—	(8)	—	(8)
Share cancellations	5	—	—	—	5
Net movement in own shares held by ESOP Trusts	—	—	—	(8)	(8)
Recognition/derecognition of liabilities in respect of put options	—	25	—	—	25
Balance at 31 December 2024	27	(40)	16	148	151

Summary of Translation Reserve Comprises
The translation reserve comprises:

	2024 £m	2023 £m	2022 £m
Balance relating to continuing net investment hedges	(86)	(53)	(144)
Balance relating to discontinued net investment hedges	(38)	(68)	(85)
Balance relating to foreign exchange differences on translation of foreign operations	272	350	755
	148	229	526